Awards and Estimated Fair Value of Awards Issued in Acquisition of Net Spend (Detail) $ in Millions	Jul. 01, 2013 USD ($) shares
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Number of Shares, Options and Units Issued | shares	2,017,865
Fair Value | $	$ 37.4
Time Based Restricted Stock
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Number of Shares, Options and Units Issued | shares	870,361
Fair Value | $	$ 21.5
Non-Qualified Stock Options
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Number of Shares, Options and Units Issued | shares	530,696
Fair Value | $	$ 8.4
Incentive Stock Options
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Number of Shares, Options and Units Issued | shares	529,452
Fair Value | $	$ 5.3
Performance Based Restricted Stock
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Number of Shares, Options and Units Issued | shares	87,356
Fair Value | $	$ 2.2